Acquisitions - Acquisition of Halo - Additional Information (FY) (Details) - USD ($) $ in Thousands			12 Months Ended
	Dec. 19, 2019	May 06, 2019	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Total purchase price		$ 146,569
Cash consideration			$ 0	$ 20,513
Halo Acquisition
Business Acquisition [Line Items]
Total purchase price	$ 38,244
Cash consideration	20,500
Value of common stock issued	3,900
Seller notes	15,000
Value of seller warrants issued	300
Halo Acquisition | General and administrative expenses
Business Acquisition [Line Items]
Transaction costs	$ 900